SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (193,261)	$ (104,689)
Land	5,104	5,104
Capital work in progress	10,224	18,052
Property, plant and equipment net	437,743	419,307
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 31,827	36,853
Buildings And Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Buildings And Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Drilling Rigs, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 534,964	411,984
Drilling Rigs, Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Drilling Rigs, Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Property, plant and equipment gross	$ 2,282	3,720
Office Equipment and Tools [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 39,174	35,991
Office Equipment and Tools [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles and Cranes [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 7,429	$ 12,292
Vehicles and Cranes [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	8 years